Expense Example - COHEN & STEERS PREFERRED SECURITIES AND INCOME SMA SHARES, INC. - Preferred Securities and Income SMA Shares	Mar. 01, 2021 USD ($)
Expense Example:
Expense Example, with Redemption, 1 Year	$ 1	[1]
Expense Example, with Redemption, 3 Years	3
Expense Example, with Redemption, 5 Years	6
Expense Example, with Redemption, 10 Years	$ 13

[1]	The Advisor does not charge a management fee to the Fund. Shareholders should be aware, however, that the Fund is an integral part of certain SMA programs and the Advisor will be compensated directly or indirectly by Sponsors or Program Participants and certain non-program SMA clients of the Advisor for managed account advisory services.